Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash	$ 15,947,268	$ 13,623,849
Accounts receivable, net	13,595,396	8,852,024
Accounts receivable - related party		353,513
Notes receivable, current	547,259	125,687
Prepayments	504,780	708,549
Due from related parties	248,866	675,623
Deferred tax assets, current	69,864
Other current assets	1,041,923	1,045,932
Total current assets	31,955,356	25,385,177
Restricted cash	500,000	500,000
Notes receivable - related party, non-current	907,297	970,620
Property and equipment, net	4,360,976	4,129,561
Deferred tax assets, non-current		23,974
Total non-current assets	5,768,273	5,624,155
Total assets	37,723,629	31,009,332
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	664,838	310,216
Accounts payable - related party	129,489
Accrued liabilities and other payables	3,603,471	3,333,960
Deferred revenue	607,160
Wages payable	2,885,735	2,803,294
Income taxes payable	883,654	1,014,595
Short term loans		1,748,479
Due to related parties	446,050
Deferred tax liabilities, current		35,273
Total current liabilities	9,220,397	9,245,817
Total liabilities	9,220,397	9,245,817
Shareholders' equity
Common shares, $0.001 par value, 100,000,000 shares authorized, 18,329,600 shares issued and outstanding as of December 31, 2016 and 2015	18,330	18,330
Additional paid-in capital	11,178,774	11,178,774
Retained earnings	17,226,261	9,728,228
Statutory reserves	2,067,835	1,288,617
Accumulated other comprehensive loss	(1,987,968)	(450,434)
Total shareholders' equity	28,503,232	21,763,515
Total liabilities and shareholders' equity	$ 37,723,629	$ 31,009,332